ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011
Accrued advertising expense	$328	$6,135
Social insurance payables	2,113	3,135
Prepayment from suppliers	870	3,071
Business tax, value added tax and other tax payables	2,141	2,239
Rental payable	210	1,517
Accrued professional fees	1,356	1,118
Accrued wages	647	1,067
Government subsidies	394	683
Accrued royalty and license fee	1,157	430
Accrued facility fee	391	322
Others	511	279
Customer deposits for minimum purchase	152	159
Warranty provision	277	36
Deposit received for disposal of other asset (Note 11)	2,773	—
Accrued testing fee	495	—

	$13,815	$20,191